Debt with Affiliated Companies (Details) - Affiliated Entity [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Other short-term debt	$ 29	$ 88
Notes payable within one year	0	13
Notes payable after one year	0	83
Debt with affiliated companies	29	184
Interest Expense, Related Party	$ 4	$ 19	$ 25